ACQUISITIONS (Schedule of Preliminary Allocation of Purchase Consideration) (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jan. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Business Acquisition [Line Items]
Share consideration		$ 1,502
Fair value of assets acquired and liabilities assumed:
Goodwill		11,046	$ 7,749
End 2 End [Member]
Business Acquisition [Line Items]
Cash consideration	$ 6,741
Share consideration	990
Holdback Consideration	475
Earn-Out	1,663	$ 1,663
Fair value of total consideration	9,869
Fair value of assets acquired and liabilities assumed:
Cash and cash equivalents	171
Current assets	3,620
Non-current assets	439
Goodwill	3,297
Other current liabilities	(2,529)
Long-term liabilities	(399)
Fair value of total consideration	9,869
End 2 End [Member] | Trademark [Member]
Fair value of assets acquired and liabilities assumed:
Finite-lived intangible assets	$ 370
Finite-lived intangible assets, amortization period	2 years
End 2 End [Member] | Customer Relationships [Member]
Fair value of assets acquired and liabilities assumed:
Finite-lived intangible assets	$ 1,781
Finite-lived intangible assets, amortization period	4 years
End 2 End [Member] | Technology [Member]
Fair value of assets acquired and liabilities assumed:
Finite-lived intangible assets	$ 3,290
Finite-lived intangible assets, amortization period	3 years